Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,514)	$ (36,334)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,329	3,043
Gain (loss) from sale and sale of property and equipment, net		(16)
Unrealized losses (gains) on restricted marketable securities	128	(1,525)
Share-based compensation	1,970	3,324
Earn-out liability Revaluation		(38)
Non-cash financial expenses (income)	(1,252)	18,075
Changes in operating assets and liabilities:
Trade receivables	9,391	(1,248)
Other current assets	(1,510)	(103)
Institutions	133	(1,408)
Inventories	225	(1,872)
Operating lease assets	1,098	1,115
Other non-current assets	39	41
Trade payables	4,196	3,756
Accrued expenses	2,106	11
Payment of Earn-out		(2,210)
Other current liabilities	(6,170)	(317)
Other long-term liabilities	2,621	(207)
Employee related obligations	1,072	1,326
Employee rights upon retirement	69	63
Deferred revenues	302	(101)
Operating lease liabilities	(1,103)	(1,038)
Net cash used in operating activities	(3,870)	(15,663)
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property and equipment	(3,648)	(4,342)
Proceeds from sale of property and equipment		124
Net cash used in investing activities	(3,648)	(4,218)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering		75,000
Underwriters’ IPO costs		(6,750)
IPO other costs		(1,730)
Proceeds from loans and warrants under the 2025 Loan Agreement	9,900
Payments in respect of bank borrowings	(1,513)	(1,168)
Proceeds from exercise of options into ordinary shares		12
Financial lease payments	(39)	(130)
Payments to short-term loan relating to factoring arrangements, net	(5,232)	(1,059)
Settlement of Phantom warrants	(188)	(1,500)
Proceeds from issuance of convertible loans		11,750
Proceeds from long-term debt measured under the fair value option, net		29,149
Repayment of long-term debt measured under the fair value option		(24,600)
Net cash (used in) provided by financing activities	2,928	78,974
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,590)	59,093
TRANSLATION ADJUSTMENT ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	221	(13)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD	5,734	4,705
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIOD	1,365	63,785
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	1,235	63,700
Restricted cash	130	85
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	1,365	63,785
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Right-of-use assets obtained in exchange for lease obligations: Operating leases	343	101
Conversion of preferred share to Ordinary shares		70,537
Conversion of CLAs to Ordinary shares		69,570
Exercise of warrants		443
Reclass of warrants to Additional paid in capital		28,225
IPO costs		185
Sale of property and equipment		67
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	2,808	1,679
Income taxes paid	$ 2	$ 16